Retirement benefits - Actuarial gain on post-retirement benefits, included in other comprehensive earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Actuarial gain (loss), net of tax	$ 153	$ (7)